Leases - Operating Leases (Details) - Operating Leases [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
2025	$ 38,362
2026	38,251
2027	37,463
2028	36,981
2029	35,756
2030 and thereafter	113,679
Total	300,492
Operating lease liabilities, including current portion	240,602	$ 270,738
Discount based on incremental borrowing rate	$ 59,890